UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2001
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------
   This Amendment (Check only one):     [ ]  is a restatement.
                                        [ ]  adds new holdings entries.
Investment Manager Filing this Report:

Name:       Stevenson Capital Management
          ------------------------------
Address:    19925 Stevens Creek Boulevard
          --------------------------------
            Cupertino, CA 95014
          ----------------------


Form 13F File Number:  28- 03429
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Walter R. Stevenson
                  ---------------------
Title:               Proprietor
                  -------------
Phone:               650/854-6210
                  ---------------

Signature, Place, and Date of Signing:

   /s/ Walter R. Stevenson             Cupertino, CA             April 23, 2001
--------------------------------------------------------------------------------
                [Signature]            [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                            ------------

Form 13F Information Table Entry Total:              187
                                            ------------

Form 13F Information Table Value Total:     $    171,366
                                            ------------
                                            (thousands)

List of other Included Managers:

Provide a number list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

NONE

                                    FORM 13F

                                INFORMATION TABLE


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ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5          ITEM 6         ITEM 7             ITEM 8
                                                       FAIR                    INVESTMENT
                           TITLE                      MARKET    SHARES OR      DISCRETION                      VOTING AUTHORITY
NAME OF ISSUER              OF             CUSIP       VALUE    PRINCIPAL  SOLE  SHARED OTHER                 SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)    AMOUNT    (A)   (B)    (C)    MANAGERS       (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp                  Com           885535104     86       15000      Sole                               Sole
3M Company                 Com           604059105     42         400      Sole                               Sole
AMB Property Corp.         Com           00163T109     12         500      Sole                               Sole
AOL Time Warner            Com           00184a10    3204       79800      Sole                               Sole
AT&T Corp.                 Com           001957109   1300       61050      Sole                               Sole
Abbott Labs                Com           002824100   1430       30300      Sole                               Sole
Adobe Systems              Com           00724F101    140        4000      Sole                               Sole
Agilent Technologies, Inc  Com           00846u101   4937      160652      Sole                               Sole
All American Semiconductor Com           016557100      4         600      Sole                               Sole
Alliant Energy Corp        Com           018802108    121        3800      Sole                               Sole
Allstate Corp.             Com           020002101   1803       43000      Sole                               Sole
Altera Corp                Com           021441100   1286       60000      Sole                               Sole
American Home Products     Com           026609107    118        2000      Sole                               Sole
American International GrouCom           026874107   4288       53271      Sole                               Sole
Apple Computer Inc.        Com           037833100   2313      104800      Sole                               Sole
Applied Materials          Com           038222105   5955      136900      Sole                               Sole
Archer-Daniels Midland Co. Com           039483102    242       18400      Sole                               Sole
Asia Tigers Fund Inc.      Com           04516T105     39        6000      Sole                               Sole
Avaya Inc                  Com           046008108      0          14      Sole                               Sole
BP Amoco P L C Sponsored ADCom           055622104    315        6348      Sole                               Sole
BRE Properties             Com           05564E106    858       29600      Sole                               Sole
Ballard Power Systems      Com           05858H104      4         100      Sole                               Sole
Bank of America Corp       Com           066050105    643       11738      Sole                               Sole
Base Ten Systems Cl A      Com           069779304      0         600      Sole                               Sole
Bell South Corp.           Com           079860102     52        1270      Sole                               Sole
Berkshire Hathaway Class B Com           084670207    109          50      Sole                               Sole
Berkshire Hthwy Class A    Com           084670108    196          30      Sole                               Sole
Boeing Co.                 Com           097023105    529        9500      Sole                               Sole
Boston Scientific Corp     Com           101137107     20        1000      Sole                               Sole
Bristol Myers              Com           09247U107   3160       53200      Sole                               Sole
CIGNA Corp.                Com           125509109    354        3300      Sole                               Sole
CMGI Inc                   Com           125750109     10        4000      Sole                               Sole
CT Holdings Inc.           Com           12643y103      5       15000      Sole                               Sole
Cendant Corp.              Com           151313103   2174      149000      Sole                               Sole
Chalone Wine Group Ltd.    Com           157639105      1         100      Sole                               Sole
Chevron Corp.              Com           166751107    527        6000      Sole                               Sole
Ciena Corp.                Com           171779101     42        1000      Sole                               Sole
Cirrus Logic Inc.          Com           172755100     24        1600      Sole                               Sole
Cisco Systems Inc.         Com           17275R102   1594      100800      Sole                               Sole
Citigroup Inc.             Com           173034109   1965       43676      Sole                               Sole
Clorox Co.                 Com           189054109    585       18600      Sole                               Sole
Coastcast Corp             Com           19057T108     22        2100      Sole                               Sole
Collectors Universe        Com           19421r101     13        8000      Sole                               Sole
Comerica Inc.              Com           200340107     31         500      Sole                               Sole
Compaq Computer            Com           204493100   1538       84500      Sole                               Sole
Compuware Corp             Com           205638109    882       90500      Sole                               Sole
Corning Inc.               Com           219350105     21        1000      Sole                               Sole
Covad Communications Group Com           222814204      5        4000      Sole                               Sole
Daimler-Chrysler           Com           D1668R123    111        2500      Sole                               Sole
Darden Restaurants Inc.    Com           237194105    119        5000      Sole                               Sole
Dell Computer Corp.        Com           247025109   1323       51500      Sole                               Sole
Delphi Automotive Systems  Com           247126105     71        5000      Sole                               Sole
Deltic Timber Corp.        Com           247850100     30        1500      Sole                               Sole
Dot Hill Systems Corp      Com           25848t109      8        4000      Sole                               Sole
Duke Energy                Com           264399106   2167       50700      Sole                               Sole
E M C Corp Mass Com        Com           268648102    452       15380      Sole                               Sole
Edison International       Com           281020107     83        6540      Sole                               Sole
Elan Plc Adr               Com           284131208    105        2000      Sole                               Sole
Emerson Elec               Com           291011104    260        4200      Sole                               Sole
Ennis Business Forms Inc.  Com           293389102    340       42000      Sole                               Sole
Enron Corp                 Com           293561106    228        3930      Sole                               Sole
European Warrant Fund Inc. Com           298792102     68       10000      Sole                               Sole
Exxon Mobil Corp           Com           30231g102   3839       47396      Sole                               Sole
Fairfield Communities Inc. Com           304231301     38        2406      Sole                               Sole
Fannie Mae                 Com           313586109   4652       58440      Sole                               Sole
Farmers & Merchants Com    Com           308243104     45         208      Sole                               Sole
Farmers & Merchants Bank OfCom           308035104    529         225      Sole                               Sole
First National Bank Of AnchCom           322387101    101         100      Sole                               Sole
Florida East Coast Ind Cl BCom           340632207     25         808      Sole                               Sole
Florsheim Group            Com           343302105      6       10000      Sole                               Sole
Ford Motor Co.             Com           345370100   1718       61100      Sole                               Sole
Franchise Finance Corp of ACom           351807102   1146       46000      Sole                               Sole
Freddie Mac Voting Shs     Com           313400301    259        4000      Sole                               Sole
General Electric Co.       Com           369604103   4330      103430      Sole                               Sole
General Mills Inc.         Com           370334104    310        7200      Sole                               Sole
Gillette                   Com           375766102   1278       41000      Sole                               Sole
GlaxoSmithKline PLC        Com           37733W105     78        1500      Sole                               Sole
Golden West Financial      Com           381317106    136        2100      Sole                               Sole
HCA - The HealthCare CompanCom           404119109     60        1500      Sole                               Sole
Halliburton Co.            Com           406216101   1040       28300      Sole                               Sole
Health Net, Inc            Com           42222g108     16         780      Sole                               Sole
Healthcare Realty Trust    Com           421946104   2157       89500      Sole                               Sole
Heinz H J Co Com           Com           423074103     60        1500      Sole                               Sole
Hewlett Packard Co.        Com           428236103   1410       45100      Sole                               Sole
Home Depot Inc.            Com           437076102    259        6000      Sole                               Sole
Hydrogenics Corp           Com           44882100       1         300      Sole                               Sole
I C N Pharmaceuticals Inc. Com           448924100     51        2000      Sole                               Sole
ICG Communications Inc.    Com           449246107      0        1725      Sole                               Sole
INSCI Statements Corp      Com           45765T106      2        5000      Sole                               Sole
Informix Corp.             Com           456779107     54       10000      Sole                               Sole
Innkeepers USA Trust-SBI   Com           4576J0104   1584      141400      Sole                               Sole
Int'l House Of Pancakes    Com           449623107     60        3000      Sole                               Sole
Integrated Silicon SolutionCom           45812P107     33        2500      Sole                               Sole
Intel Corp.                Com           458140100   4899      186200      Sole                               Sole
Interleukin Genetics Inc   Com           458738101      7        5000      Sole                               Sole
International Business MachCom           459200101   5040       52400      Sole                               Sole
J. P. Morgan & Co.         Com           616880100   2284       50870      Sole                               Sole
JDS Uniphase               Com           46612j101   1356       73550      Sole                               Sole
John Hancock Bank & Thrift Com           409735107   4349      544353.82   Sole                               Sole
Johnson & Johnson          Com           478160104   3079       35200      Sole                               Sole
Kimberly Clark             Com           494368103    136        2000      Sole                               Sole
LSI Logic Corp.            Com           502161102     25        1600      Sole                               Sole
Latin America Equity Fund ICom           51827T100    119        9752      Sole                               Sole
Lee Enterprises Inc.       Com           523768109     15         500      Sole                               Sole
Lehman Bros. Holding       Com           524908100   1843       29400      Sole                               Sole
Lilly Eli & Co.            Com           532457108     31         400      Sole                               Sole
Lockheed Martin Corp.      Com           539830109    153        4300      Sole                               Sole
Lucent Technologies Inc    Com           549463107    164       16476      Sole                               Sole
Mariner Post-Acute Ntwrk   Com           568459101      1        6500      Sole                               Sole
Marsh & Mclennan           Com           571748102    124        1300      Sole                               Sole
Mattel Inc.                Com           577081102    213       12000      Sole                               Sole
McDATA Corp                Com           580031201      4         195      Sole                               Sole
McKesson HBOC Inc          Com           58155Q103     43        1600      Sole                               Sole
Mcdonalds Corp.            Com           580135101    228        8600      Sole                               Sole
Merck & Co.                Com           589331107    273        3600      Sole                               Sole
Merrill Lynch & Co.        Com           590188108   2565       46300      Sole                               Sole
Microsoft Corp.            Com           594918104   2040       37300      Sole                               Sole
Motorola                   Com           620076109    128        9000      Sole                               Sole
NASDAQ 100 Trust SR I      Com           631100104   2412       61600      Sole                               Sole
Nestles Sa                 Com           641069406     83         800      Sole                               Sole
New Plan Excel Realty TrustCom           648053106   3615      225950      Sole                               Sole
Nokia Corp                 Com           654902204     96        4000      Sole                               Sole
Nordstrom, Inc.            Com           65473e105     33        2000      Sole                               Sole
Nortel Networks CorporationCom           656569100   1808      128700      Sole                               Sole
Novell Inc.                Com           670006105     13        2500      Sole                               Sole
Ocean Energy Inc Tex (New) Com           67481e106     83        5000      Sole                               Sole
Oracle Corp                Com           68389X105   2049      136800      Sole                               Sole
Oxford Health Plans New    Com           691471106    134        5000      Sole                               Sole
Pacific Gas & Electric     Com           69331C108      0          10      Sole                               Sole
Pfizer Inc.                Com           717081103   1730       42250      Sole                               Sole
Pharmaceutical Prod Dev    Com           717124101     42        1000      Sole                               Sole
Pharmacia Corporation      Com           71713u10     227        4500      Sole                               Sole
Premier Laser Systems      Com           740522107      0        1000      Sole                               Sole
Priceline.com Inc.         Com           741503106      5        2000      Sole                               Sole
Proctor & Gamble           Com           742718109    601        9600      Sole                               Sole
Raymond James Financial    Com           754730109     50        1800      Sole                               Sole
Raytel Medical Corp        Com           755107109     29       55000      Sole                               Sole
Raytheon Co. Cl A          Com           755111309     88        3000      Sole                               Sole
Regions Financial Corp     Com           758940100    180        6331      Sole                               Sole
Ross Stores Inc            Com           778296103   2128      113500      Sole                               Sole
Royal Dutch Shell          Com           780857804    381        6880      Sole                               Sole
Royce Focus Trust Inc      Com           78080N108    685      129000      Sole                               Sole
Royce Value Trust Inc      Com           780910105   2125      151249      Sole                               Sole
S & P 500 Spiders          Com           78462F103   2941       25200      Sole                               Sole
SBC Communications, Inc.   Com           78387G103    295        6600      Sole                               Sole
Schlumberger Ltd.          Com           806857108   2057       35700      Sole                               Sole
Scientific Atlanta Inc.    Com           808655104    457       11000      Sole                               Sole
Shurgard Storage Centers   Com           82567d104    293       11100      Sole                               Sole
Siebel Systems Inc.        Com           826170102     27        1000      Sole                               Sole
Southern Co.               Com           842587107    333        9500      Sole                               Sole
St. Joe Corp.              Com           790148100     87        3800      Sole                               Sole
Staar Surgical Co          Com           852312305     11        2500      Sole                               Sole
Stanton Island Corp        Com           857550107    162        6500      Sole                               Sole
Steelcase Inc.             Com           858155203     12        1000      Sole                               Sole
Sun Microsystems           Com           866810104   1373       89300      Sole                               Sole
Sybase, Inc.               Com           871130100     16        1000      Sole                               Sole
Teco Energy                Com           872375100    375       12500      Sole                               Sole
Templeton Dragon Fund      Com           88018T101    765       95500      Sole                               Sole
Tyco Intl Ltd New Com      Com           902124106     23         542      Sole                               Sole
U.S. Diagnostic Inc Eff    Com           90328Q108      0        1000      Sole                               Sole
USA Education Inc.         Com           90390u102    305        4200      Sole                               Sole
Unisys                     Com           909214108     84        6000      Sole                               Sole
Unumprovident Corp Com     Com           91529y106   2425       83000      Sole                               Sole
Utah Medical Inc           Com           917488108    200       22230      Sole                               Sole
Velocity HIS, Inc.         Com           92257k102      0         600      Sole                               Sole
Verizon Communications     Com           92343v10    2363       47932      Sole                               Sole
Vishay Intertechnology     Com           928298108     16         805      Sole                               Sole
Visteon Corp               Com           92839u107     76        5026      Sole                               Sole
Vodaphone Group PLC        Com           92857t107     68        2500      Sole                               Sole
Wal-Mart Stores Inc.       Com           931142103    530       10500      Sole                               Sole
Walt Disney Co.            Com           254687106   2045       71500      Sole                               Sole
Washington Mututal, Inc.   Com           939322103   6647      121400      Sole                               Sole
Washington Real Estate Inv Com           939653101     47        2000      Sole                               Sole
Waste Management Inc       Com           94106l109   2601      105300      Sole                               Sole
Williams Cos Inc Del Com   Com           969457100     30         700      Sole                               Sole
WorldCom, Inc              Com           98157d106   2439      130500      Sole                               Sole
Wyndam International Inc   Com           983101106     21       10000      Sole                               Sole
Xcel Energy Inc.           Com           98389b100    843       28000      Sole                               Sole
Xerox Corporation          Com           984121103    565       94300      Sole                               Sole
Innkeepers USA Trust 8.625%Com           4576j0302   1462       74400      Sole                               Sole

Blackrock Calif. Muni Fund Com           09247U107    127        8300      Sole                               Sole
Greenwich St. Calif. Muni  Com           397009101   4407      358600      Sole                               Sole
Hyperion Term 2005         Com           448918102   2682      298000      Sole                               Sole
Pilgrim Fd Prime Rate Tr   Com           720906106   2451      309500      Sole                               Sole
Pimco Commercial Mortgage  Com           693388100   2699      200700      Sole                               Sole
RCM Global Government Fund Com           74936A101   4316      411000      Sole                               Sole
TCW/DW Term 2003           Com           87234U108   1332      131500      Sole                               Sole

TOTALS:                                            171366     7446469